UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
High Income Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
High Income Fund
Securities owned by the fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 80.98%                                                                                                           $24,324,077
(Cost $22,980,524)

Apparel Retail 1.07%                                                                                                       321,000
Oxford Industries, Inc., Sr Note (S)                                 8.875   06-01-2011  B                   300           321,000

Auto Parts & Equipment 2.85%                                                                                               854,535
Keystone Automotive Operations, Inc., Sr Sub Note                    9.750   11-01-2013  B-                  500           538,750
TRW Automotive, Inc., Sr Note                                        9.375   02-15-2013  BB-                 274           315,785

Broadcasting & Cable TV 10.14%                                                                                           3,046,869
Allbritton Communications Co., Sr Sub Note                           7.750   12-15-2012  B-                  350           356,125
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., Sr Note                                     10.750   10-01-2009  CCC-                400           336,000
CSC Holdings, Inc., Sr Sub Deb                                      10.500   05-15-2016  BB-                 250           284,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr Note            8.375   03-15-2013  BB-                 250           284,375
Innova S. de R.L.,
Note (Mexico)                                                        9.375   09-19-2013  B+                  315           343,350
Sr Note (Mexico)                                                    12.875   04-01-2007  B+                   93            95,509
Paxson Communications Corp., Sr Sub Note                            10.750   07-15-2008  CCC                 210           211,050
Sinclair Broadcast Group, Inc., Sr Sub Note                          8.000   03-15-2012  B                   400           413,000
TCI Communications, Inc., Sr Deb                                     7.875   08-01-2013  BBB                 300           351,295
XM Satellite Radio, Inc., Sr Sec Note                               12.000   06-15-2010  CCC+                324           371,790

Building Products 0.82%                                                                                                    246,473
Celulosa Arauco y Constitucion SA, Note (Chile)                      5.125   07-09-2013  Baa2                250           246,473

Casinos & Gaming 10.55%                                                                                                  3,169,925
Chukchansi Economic Development Auth, Sr Note (G)(S)                14.500   06-15-2009  B-                  350           437,500
Isle of Capri Casinos,Inc., Sr Sub Note                              9.000   03-15-2012  B                   200           221,000
Jacobs Entertainment Inc., Sr Sec Note                              11.875   02-01-2009  B                   250           280,625
Mandalay Resort Group, Sr Sub Note                                   9.375   02-15-2010  BB-                  50            56,500
Mohegan Tribal Gaming Auth,
Sr Sub Note                                                          6.375   07-15-2009  BB-                 250           254,375
Sr Sub Note (S)                                                      7.125   08-15-2014  BB-                 100           102,750
Sr Sub Note                                                          8.000   04-01-2012  BB-                 250           274,375
MTR Gaming Group, Inc., Sr Note Ser B                                9.750   04-01-2010  B+                  350           381,500
Penn National Gaming, Inc., Sr Sub Note Ser B                       11.125   03-01-2008  B                   100           109,000
Premier Entertainment Biloxi, 1st Mtg Note (S)                      10.750   02-01-2012  B-                  250           261,875
Sun International Hotels Ltd., Sr Sub Note (Bahamas)                 8.875   08-15-2011  B                    60            65,850
Turning Stone Casino Resort Enterprise, Sr Note (S)                  9.125   12-15-2010  B+                  300           319,875
Waterford Gaming LLC, Sr Note (S)                                    8.625   09-15-2012  B+                  380           404,700

Commodity Chemicals 2.43%                                                                                                  729,000
Braskem S.A., Note (Brazil) (S)                                     11.750   01-22-2014  B+                  400           414,000
Nova Chemicals Corp., Sr Note (Canada)                               7.000   05-15-2006  BB+                 300           315,000

Diversified Banks 1.80%                                                                                                    540,005
Colonial Bank, Sub Note                                              9.375   06-01-2011  BBB-                150           179,423
Sumitomo Mitsui Banking Corp. (New York Branch), Sub Note Tier II    8.000   06-15-2012  BBB                 300           360,582

Diversified Commercial Services 1.34%                                                                                      403,427
Corporacion Andina de Fomento, Note (Supranational)                  5.200   05-21-2013  A                   400           403,427

Electric Utilities 6.22%                                                                                                 1,867,706
Empresa Electrica Guacolda S.A., Sr Sec Note (Chile) (S)             8.625   04-30-2013  BBB-                360           405,221
Empresa Nacional de Electicidad S.A., Bond (Chile)                   7.875   02-01-2027  BBB-                500           504,735
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
Sr Sec Note Ser B                                                    8.500   09-01-2010  BB                  300           327,000
Sr Sec Note Ser B                                                    7.375   09-01-2010  BB-                 300           312,000
PSE&G Energy Holdings LLC, Sr Note                                   7.750   04-16-2007  BB-                 300           318,750

Environmental Services 2.32%                                                                                               696,905
Allied Waste North America, Inc.,
Sr Note Ser B                                                        9.250   09-01-2012  BB-                 150           168,375
Sr Note Ser B                                                       10.000   08-01-2009  B+                  196           206,780
Casella Waste Systems, Inc., Sr Sub Note                             9.750   02-01-2013  B                   300           321,750

Food Retail 3.01%                                                                                                          902,663
Del Monte Corp., Sr Sub Note                                         8.625   12-15-2012  B                   237           263,663
Dole Food Co., Inc., Sr Note                                         8.875   03-15-2011  B+                  300           321,000
Reddy Ice Group Inc., Sr Sub Note                                    8.875   08-01-2011  B-                  300           318,000

Foreign Government 12.19%                                                                                                3,662,707
Brazil, Federal Republic of, Global Bond (Brazil)                   10.250   01-11-2006  B+                  500           543,750
Colombia, Republic of,
Bond (Colombia)                                                      9.750   04-09-2011  BB+                 277           314,707
Bond (Colombia)                                                     10.375   01-28-2033  BB                  300           327,000
Mexican States, United,
Global Med Term Note Ser A (Mexico)                                  8.300   08-15-2031  BBB-                300           343,950
Global Med Term Note Ser A (Mexico)                                  6.375   01-16-2013  BBB-                350           367,500
Panama, Republic of, Bond (Panama)                                   9.375   01-16-2023  BB                  450           488,250
Peru, Republic of,
Bond (Peru)                                                          9.125   01-15-2008  BB                  300           336,000
Bond (Peru)                                                          9.875   02-06-2015  BB                  600           678,000
Venezuela, Republic of, Bond (Venezuela)                             5.375   08-07-2010  B                   300           263,550

Hotels, Resorts & Cruise Lines 1.12%                                                                                       336,000
Starwood Hotels and Resorts Worldwide, Inc., Sr Note                 7.875   05-01-2012  BB+                 300           336,000

Industrial Machinery 1.38%                                                                                                 413,000
Manitowoc Co., Inc., Sr Note                                         7.125   11-01-2013  B+                  400           413,000

Investment Banking & Brokerage 0.96%                                                                                       289,089
Glencore Funding LLC, Gtd Note (S)                                   6.000   04-15-2014  BBB                 300           289,089

Leisure Facilities 1.78%                                                                                                   535,250
Cinemark USA, Inc., Sr Sub Note                                      9.000   02-01-2013  B-                  300           332,250
LCE Acquisition Corp., Sr Sub Note (S)                               9.000   08-01-2014  CCC+                200           203,000

Leisure Products 1.38%                                                                                                     415,000
Gaylord Entertainment Co., Sr Note                                   8.000   11-15-2013  B-                  400           415,000

Metal & Glass Containers 2.62%                                                                                             788,250
BWAY Corp., Gtd Sr Sub Note                                         10.000   10-15-2010  B-                  300           319,500
Owens-Brockway Glass Container, Inc.,
Sr Note                                                              8.250   05-15-2013  B                   300           316,500
Sr Sec Note                                                          8.875   02-15-2009  BB-                 140           152,250

Multi-Utilities & Unregulated Power 0.33%                                                                                  100,237
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                    7.840   05-30-2010  BB+                  45            48,913
Sr Sec Note Ser F                                                    7.475   11-30-2018  BB+                  48            51,324

Oil & Gas Drilling 4.19%                                                                                                 1,259,663
Chesapeake Energy Corp.,
Sr Note                                                              7.750   01-15-2015  BB-                 300           321,750
Sr Note                                                              6.875   01-15-2016  BB-                 336           340,200
Ocean Rig Norway A.S., Gtd Sr Sec Note (Norway)                     10.250   06-01-2008  CCC                 150           149,063
Pemex Project Funding Master Trust,
Gtd Note                                                             8.500   02-15-2008  BBB-                300           339,000
Gtd Note                                                             7.375   12-15-2014  BBB-                100           109,650

Paper Products 4.17%                                                                                                     1,252,250
Longview Fibre Co., Sr Sub Note                                     10.000   01-15-2009  B+                  125           136,250
MDP Acquisitions Plc, Sr Note (Ireland)                              9.625   10-01-2012  B                   500           562,500
Stone Container Corp.,
Sr Note                                                              9.250   02-01-2008  B                   200           223,500
Sr Note                                                              8.375   07-01-2012  B                   300           330,000

Real Estate Investment Trusts 1.31%                                                                                        392,000
Omega Healthcare Investors, Inc., Sr Note (S)                        7.000   04-01-2014  BB-                 400           392,000

Technology Distributors 1.05%                                                                                              316,500
Synagro Technologies, Inc., Sr Sub Note                              9.500   04-01-2009  B                   300           316,500

Tobacco 2.57%                                                                                                              772,125
Commonwealth Brands, Inc., Sr Sec Sub Note (S)                      10.625   09-01-2008  B-                  350           370,125
Standard Commercial Corp., Sr Note (S)                               8.000   04-15-2012  BB+                 400           402,000

Utilities Other 0.25%                                                                                                       73,464
Midland Funding Corp. II, Lease Oblig Bond Ser A                    11.750   07-23-2005  BB-                  68            73,464

Wireless Telecommunication Service 3.13%                                                                                   940,034
Grupo Iusacell S.A. de C.V., Sr Note (Mexico) (H)                   14.250   12-01-2006  C                   250            66,250
Mobile Telesystems Finance S.A, Bond (Luxembourg)                   10.950   12-21-2004  BB-                 100           102,000
Nextel Communications, Inc., Sr Note                                 7.375   08-01-2015  BB                  400           418,000
Nextel Partners, Inc., Sr Note                                      12.500   11-15-2009  B-                  194           225,040
Tritel PCS, Inc., Sr Sub Note                                       10.375   01-15-2011  BBB                 112           128,744

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
U.S. government and agencies securities 3.83%                                                                           $1,151,303
(Cost $1,158,041)

Government U.S. 3.83%                                                                                                    1,151,303
United States Treasury, Note                                         2.000   11-30-2004  AAA               1,150         1,151,303

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Short-term investments 17.98%                                                                                           $5,400,000
(Cost $5,400,000)

Government U.S. Agency 17.98%                                                                                            5,400,000
Federal Home Loan Bank, Disc Note                                     Zero   09-01-2004  AAA               5,400         5,400,000

Total investments 102.79%                                                                                              $30,875,380

Other assets and liabilities, net (2.79%)                                                                                ($837,727)

Total net assets 100.00%                                                                                               $30,037,653


John Hancock
High Income Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC where Standard & Poor's ratings are not available, unless indicated otherwise.

(G)  Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,323,135 or 14.39% of net assets as of August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $29,538,565. Gross unrealized appreciation and depreciation of investments aggregated $1,608,482 and ($271,667), respectively, resulting in net unrealized appreciation of $1,336,815.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock High Income Fund.


720Q1   8/04
       10/04

JOHN HANCOCK
Strategic Income Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 76.50%                                                                                                        $1,108,237,355
(Cost $1,006,857,219)

Airlines 0.00%                                                                                                               7,500
Jet Equipment Trust, Equipment Trust Ctf Ser 1995-B2 (B)(H)(S)       10.91   08-15-2014  D                 1,500             7,500

Broadcasting & Cable TV 2.23%                                                                                           32,292,485
Allbritton Communications Co., Sr Sub Note                           7.750   12-15-2012  B-                4,800         4,884,000
Callahan Nordrhein Westfalen GmbH, Sr Note, (Germany) (C)(G)(H)     14.125   07-15-2011  D                 1,430            69,515
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., Sr Note                                     10.750   10-01-2009  CCC-              3,600         3,024,000
CSC Holdings, Inc., Sr Sub Deb (L)                                  10.500   05-15-2016  BB-               3,450         3,924,375
Innova S. de R.L.,
Note (Mexico) (L)                                                    9.375   09-19-2013  B+                5,685         6,196,650
Sr Note (Mexico)                                                    12.875   04-01-2007  B+                1,677         1,707,229
Paxson Communications Corp., Gtd Sr Sub Note                        10.750   07-15-2008  CCC               3,735         3,753,675
Sinclair Broadcast Group, Inc., Gtd Sr Sub Note                      8.000   03-15-2012  B                 4,625         4,775,313
XM Satellite Radio, Inc., Sr Sec Note                               12.000   06-15-2010  CCC+              3,449         3,957,728

Casinos & Gaming 3.36%                                                                                                  48,665,963
Chukchansi Economic Development Authority, Sr Note (G)(S)           14.500   06-15-2009  Caa1              4,875         6,093,750
Isle of Capri Casinos, Inc., Sr Sub Note                             9.000   03-15-2012  B                 4,500         4,972,500
Jacobs Entertainment Inc., Gtd Sr Sec Note                          11.875   02-01-2009  B                 4,550         5,107,375
Mandalay Resort Group, Sr Sub Note (L)                               9.375   02-15-2010  BB-               3,850         4,350,500
Mohegan Tribal Gaming Authority,
Sr Sub Note                                                          6.375   07-15-2009  BB-               3,750         3,815,625
Sr Sub Note (S)                                                      7.125   08-15-2014  BB-                 800           822,000
Sr Sub Note (L)                                                      8.000   04-01-2012  BB-               4,450         4,883,875
MTR Gaming Group, Inc., Sr Note Ser B                                9.750   04-01-2010  B+                3,150         3,433,500
Penn National Gaming, Inc., Sr Sub Note Ser B                       11.125   03-01-2008  B                 5,200         5,668,000
Seneca Gaming Corp., Sr Note (L)(S)                                  7.250   05-01-2012  BB-                 500           509,375
Sun International Hotels Ltd., Sr Sub Note (Bahamas)                 8.875   08-15-2011  B                 1,625         1,783,438
Waterford Gaming LLC, Sr Note (S)                                    8.625   09-15-2012  B+                6,785         7,226,025

Commodity Chemicals 0.20%                                                                                                2,898,000
Braskem S.A., Note (Brazil) (S)                                     11.750   01-22-2014  B+                2,800         2,898,000

Diversified Chemicals 0.25%                                                                                              3,675,000
Nova Chemicals Corp., Sr Note (Canada) (L)                           7.000   05-15-2006  BB+               3,500         3,675,000

Diversified Banks 0.18%                                                                                                  2,622,274
Corporacion Andina de Fomento, Note (Venezuela)                      5.200   05-21-2013  A                 2,600         2,622,274

Electric Utilities 1.49%                                                                                                21,534,305
Empresa Electrica Guacolda S.A., Sr Sec Note (Chile) (S)             8.625   04-30-2013  BBB-              4,140         4,660,042
Empresa Nacional de Electicidad S.A., Bond (Chile)                   7.875   02-01-2027  BBB-              4,500         4,542,615
Midland Funding Corp. II,
Lease Oblig Bond Ser A (L)                                          11.750   07-23-2005  BB-               1,462         1,561,110
Deb Ser B                                                           13.250   07-23-2006  BB-               5,600         6,382,538
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Sr Sec Note
Ser B                                                                7.375   09-01-2010  BB-                 950           988,000
PSE&G Energy Holdings LLC, Note                                      7.750   04-16-2007  BB-               3,200         3,400,000

Environmental Services 0.29%                                                                                             4,237,935
Allied Waste North America, Inc., Sr Sub Note Ser B                 10.000   08-01-2009  B+                4,017         4,237,935

Foreign Government 61.65%                                                                                              893,076,309
Australia, Government of,
Bond (Australia) (D)                                                 7.500   09-15-2009  AAA              52,000        40,004,231
Bond (Australia) (D)                                                10.000   10-15-2007  AAA              18,000        14,411,897
Bonos Y Oblig Del Estado,
Bond (Spain) (C)                                                     4.200   07-30-2013  Aaa              20,500        25,330,907
Bond (Spain) (C)                                                     5.000   07-30-2012  AA+              10,000        13,048,435
Bond (Spain) (C)                                                     5.350   10-31-2011  Aa2              18,930        25,241,779
Brazil, Republic of,
Bond (Japan) (D)                                                     4.750   04-10-2007  B+            1,200,000        10,994,578
Bond (Germany) (D)                                                   8.000   02-26-2007  BB-               7,800         5,064,778
Bond (Brazil) (C)                                                    9.500   10-05-2007  B2                5,000         6,577,812
Bulgaria, Republic of, Bond (Bulgaria) (C)                           7.500   01-15-2013  BB-               3,600         5,193,221
Bundesrepublik Deutschland, Bond (Germany) (C)                       5.000   07-04-2012  Aaa              16,800        21,976,904
Buoni Poliennali Del Tes,
Bond (Italy) (C)                                                     4.750   02-01-2013  Aa2              14,250        18,229,267
Bond (Italy) (C)                                                     5.250   08-01-2011  AA               23,835        31,526,667
Bond (Italy) (C)                                                     6.000   05-01-2031  AA               11,800        16,880,223
Bond (Italy) (C)                                                     6.750   02-01-2007  AA                5,500         7,322,995
Canada, Government of,
Bond (Canada) (D)                                                    4.500   09-01-2007  AAA              22,000        17,215,635
Bond (Canada) (D)                                                    5.500   06-01-2009  AAA              49,000        39,726,966
Bond (Canada) (D)                                                    5.500   06-01-2010  AAA              33,425        27,137,772
Bond (Canada) (D)                                                    5.750   06-01-2029  AAA              35,525        29,359,892
Bond (Canada) (D)                                                    6.000   09-01-2005  AAA              24,500        19,206,170
Bond (Canada) (D)                                                    6.000   06-01-2008  AAA              10,000         8,208,865
Bond (Canada) (D)                                                    6.000   06-01-2011  AAA              35,050        29,224,560
Bond (New Zealand) (D)                                               6.625   10-03-2007  AA+              10,000         6,593,322
Bond (Canada) (D)                                                    7.000   12-01-2006  AAA              45,000        36,999,317
Bond (Canada) (D)                                                    8.750   12-01-2005  AAA              52,000        42,351,032
Chile, Republic of, Bond (Chile) (L)                                 5.500   01-15-2013  A                 3,000         3,148,200
Colombia, Republic of,
Bond (Colombia)                                                     10.375   01-28-2033  BB               18,100        19,729,000
Bond (Colombia) (L)                                                 11.750   02-25-2020  BB               10,850        13,237,000
Bond (Colombia)                                                      9.750   04-09-2011  BB+               6,456         7,328,183
Note (Colombia) (C)                                                 11.375   01-31-2008  BB               10,800        15,244,968
Note (Colombia) (C)                                                 11.500   05-31-2011  Ba2              18,600        26,899,453
Germany, Federal Republic of, Bond (Germany) (C)                     5.000   01-04-2012  AAA               7,450         9,752,048
Ireland, Government of,
Bond (Ireland) (C)                                                   4.600   04-18-2016  AAA               9,500        12,005,884
Bond (Ireland) (C)                                                   5.000   04-18-2013  Aaa              13,500        17,699,405
Japan, Government of, Bond (Japan) (D)                               0.100   10-20-2005  AA-           5,590,000        50,973,241
Mexican States, United,
Bond (Mexico)                                                        8.300   08-15-2031  BBB-             11,500        13,184,750
Bond (Mexico) (L)                                                   11.375   09-15-2016  BBB-              3,800         5,557,500
Note (Mexico)                                                        6.375   01-16-2013  BBB-              8,650         9,082,500
Note (Mexico) (C)                                                    7.375   03-13-2008  BBB-              7,560        10,317,752
Note (Mexico)                                                        8.375   01-14-2011  BBB-              7,200         8,474,400
New Zealand, Government of,
Bond (New Zealand) (D)                                               6.000   11-15-2011  AAA              25,750        16,695,137
Bond (New Zealand) (D)                                               6.500   02-15-2006  AAA              20,165        13,285,220
Norway, Government of,
Bond (Norway) (D)                                                    5.750   11-30-2004  Aaa             163,000        23,814,724
Bond (Norway) (D)                                                    6.000   05-16-2011  AAA              44,000         7,112,132
Ontario, Province of,
Bond (Canada) (D)                                                    5.000   03-08-2014  AA                7,000         5,338,828
Note (New Zealand) (D)                                               5.750   03-03-2008  AA               10,600         6,768,873
Panama, Republic of,
Bond (Panama)                                                        8.875   09-30-2027  BB                5,000         5,175,000
Bond (Panama)                                                        9.375   01-16-2023  BB                5,700         6,184,500
Peru, Republic of,
Bond (Peru)                                                          8.750   11-21-2033  BB               12,000        11,520,000
Bond (Peru) (L)                                                      9.125   01-15-2008  BB                5,725         6,412,000
Bond (Peru)                                                          9.875   02-06-2015  BB               15,900        17,967,000
Philippines, Republic of,
Bond (Philippines) (L)                                               9.375   01-18-2017  BB                7,000         7,367,500
Note (Japan) (D)                                                     3.200   08-02-2005  BB              495,000         4,555,561
Note (Philippines) (C)                                               9.375   12-07-2006  BB                6,000         7,918,896
Sweden, Kingdom of, Bond (Sweden) (D)                                8.000   08-15-2007  Aaa             146,500        22,044,810
Venezuela, Republic of, Sr Note (Venezuela) (C)                     11.000   03-05-2008  Caa1              7,750        10,454,619

Gold 0.00%                                                                                                                   6,250
Centaur Mining & Exploration Ltd., Sr Note (G)(H)                   11.000   12-01-2007  D                 2,500             6,250

Industrial Machinery 0.19%                                                                                               2,684,500
Manitowoc Co., Inc., Sr Note                                         7.125   11-01-2013  B+                2,600         2,684,500

Integrated Oil & Gas 1.10%                                                                                              15,898,955
Pemex Project Funding Master Trust,
Gtd Note (Mexico) (C)(S)                                             6.625   04-04-2010  Baa1              3,000         3,959,317
Gtd Note (Mexico) (L)                                                7.375   12-15-2014  BBB-              3,675         4,029,638
Gtd Note (Mexico)                                                    8.500   02-15-2008  BBB-              7,000         7,910,000

Marine 0.04%                                                                                                               551,899
Pacific & Atlantic Holdings, Inc., Sr Sec Note, (Liberia)
(B)(G)(S)                                                           10.500   12-31-2007  CCC               1,839           551,899

Metal & Glass Containers 0.74%                                                                                          10,728,625
BWAY Corp., Gtd Sr Sub Note                                         10.000   10-15-2010  B-                2,125         2,263,125
Owens-Brockway Glass Container, Inc.,
Sr Note                                                              8.250   05-15-2013  B                 3,200         3,376,000
Sr Sec Note                                                          8.875   02-15-2009  BB-               4,680         5,089,500

Movies & Entertainment 0.05%                                                                                               710,500
LCE Acquisition Corp., Sr Sub Note (S)                               9.000   08-01-2014  CCC+                700           710,500

Multi-Utilities & Unregulated Power 0.12%                                                                                1,804,262
Salton Sea Funding Corp.,
Gtd Sr Sec Bond Ser F                                                7.475   11-30-2018  BB+                 879           923,833
Sr Sec Note Ser C                                                    7.840   05-30-2010  BB+                 825           880,429

Oil & Gas Drilling 0.70%                                                                                                10,147,500
Ocean Rig Norway A.S., Gtd Sr Sec Note (Norway)                     10.250   06-01-2008  CCC               5,400         5,366,250
Parker Drilling Co., Gtd Sr Note Ser B                              10.125   11-15-2009  B-                4,500         4,781,250

Oil & Gas Exploration & Production 0.65%                                                                                 9,486,263
Chesapeake Energy Corp.,
Gtd Sr Note                                                          7.750   01-15-2015  BB-               2,500         2,681,250
Sr Note                                                              6.875   01-15-2016  BB-               6,721         6,805,013

Paper Packaging 1.34%                                                                                                   19,356,802
Kappa Beheer BV, Gtd Sr Sub Bond (Netherlands) (C)                  10.625   07-15-2009  B2                5,850         7,518,302
MDP Acquisitions Plc, Sr Note (Ireland)                              9.625   10-01-2012  B                 4,300         4,837,500
Stone Container Corp.,
Sr Note                                                              8.375   07-01-2012  B                 2,500         2,750,000
Sr Note (L)                                                          9.250   02-01-2008  B                 2,000         2,235,000
Sr Note                                                              9.750   02-01-2011  B                 1,800         2,016,000

Paper Products 0.16%                                                                                                     2,316,250
Longview Fibre Co., Sr Sub Note                                     10.000   01-15-2009  B+                2,125         2,316,250

Real Estate Investment Trusts 0.04%                                                                                        588,000
Omega Healthcare Investors, Inc., Sr Note (S)                        7.000   04-01-2014  BB-                 600           588,000

Regional Banks 0.49%                                                                                                     7,162,269
Colonial Bank, Sub Note                                              9.375   06-01-2011  BBB-              3,650         4,365,969
CSBI Capital Trust I, Gtd Sub Cap Inc Ser A (B)(G)                  11.750   06-06-2027  B-                2,340         2,796,300

Tobacco 0.42%                                                                                                            6,022,875
Commonwealth Brands, Inc., Sr Sec Sub Note (S)                      10.625   09-01-2008  B-                4,650         4,917,375
Standard Commercial Corp., Sr Note (S)                               8.000   04-15-2012  BB+               1,100         1,105,500

Wireless Telecommunication Services 0.81%                                                                               11,762,634
Grupo Iusacell S.A. de C.V., Sr Note, (Mexico) (H)                   14.25   12-01-2006  C                 4,000         1,060,000
Mobile Telesystems Finance S.A, Gtd Bond (Luxembourg)               10.950   12-21-2004  BB-               2,650         2,703,000
Nextel Communications, Inc., Sr Note                                 7.375   08-01-2015  BB                2,600         2,717,000
Nextel Partners, Inc., Sr Note                                      12.500   11-15-2009  B-                1,851         2,147,160
PTC International Finance II S.A., Gtd Sr Sub Note (Luxembourg)
(C)                                                                 11.250   12-01-2009  BB+               2,400         3,135,474

Issuer                                                                                                    Shares             Value
Common stocks 1.37%                                                                                                    $19,902,349
(Cost $25,317,729)

Diversified Commercial Services 0.00%                                                                                        1,027
SpinCycle, LLC (B)(I)                                                                                        667             1,027

Food Retail 0.00%                                                                                                           15,400
TLC Beatrice International Holdings, Inc. (B)(I)(K)                                                       20,000            15,400

Gold 0.61%                                                                                                               8,878,000
Newmont Mining Corp.                                                                                     200,000         8,878,000

Integrated Telecommunication Services 0.16%                                                                              2,330,062
Deutsche Telekom AG (Germany) (I)                                                                          8,253           144,675
Versatel Telecom International N.V. (Netherlands) (C)(I)                                               1,183,045         2,185,387

Oil & Gas Equipment & Services 0.05%                                                                                       731,000
Key Energy Services, Inc. (I)                                                                             72,448           731,000

Precious Metals & Minerals 0.31%                                                                                         4,446,000
Pan American Silver Corp. (Canada) (I)                                                                   300,000         4,446,000

Wireless Telecommunication Services 0.24%                                                                                3,500,860
Metrocall Holdings, Inc. (I)                                                                              23,100         1,492,953
NII Holdings, Inc. (Class B) (I)                                                                          54,786         2,007,907

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 0.50%                                                                                                  $7,205,325
(Cost $7,664,827)

Environmental Services 0.40%                                                                                             5,790,000
Allied Waste North America, Inc., 6.25%, Conv                                            B               100,000         5,790,000

Marine 0.00%                                                                                                                     0
Pacific & Atlantic Holdings, Inc., 7.50% (Greece) (B)(G)                                 CCC              97,266                 0

Wireless Telecommunication Services 0.10%                                                                                1,415,325
Rural Cellular Corp., 11.375%, Ser B                                                     Ca                1,695         1,415,325

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
U.S. government and agencies securities 15.10%                                                                        $218,785,528
(Cost $217,004,362)

Government U.S. 14.24%                                                                                                 206,265,463
United States Treasury,
Bond (L)                                                             5.375   02-15-2031  AAA              10,000        10,646,880
Bond (L)                                                             8.125   08-15-2019  AAA              17,225        23,539,719
Bond (L)                                                             9.250   02-15-2016  AAA              27,600        39,728,903
Bond (L)                                                            10.750   08-15-2005  AAA              33,000        35,728,935
Note (L)                                                             2.750   07-31-2006  AAA              30,000        30,210,930
Note (L)                                                             5.000   08-15-2011  AAA              19,000        20,436,134
Note (L)                                                             6.125   08-15-2007  AAA              23,600        25,848,443
Note (L)                                                             6.500   08-15-2005  AAA              19,300        20,125,519

Government U.S. Agency 0.86%                                                                                            12,520,065
Government National Mortgage Assn., 30 Yr Pass Thru Ctf              5.500   05-15-2033  AAA              12,259        12,520,065

Issuer                                                                                                    Shares             Value
Warrants 0.27%                                                                                                          $3,947,173
(Cost $827,963)

Broadcasting & Cable TV 0.00%                                                                                                  235
Loral Space & Communications Ltd. (I)                                                                     42,000               235

Communications Equipment 0.01%                                                                                             209,250
MetroNet Communications Corp. (I)(S)                                                                       2,250           209,250

Integrated Telecommunication Services 0.26%                                                                              3,737,688
Allegiance Telecom, Inc., (I)(S)                                                                           3,500             3,500
COLT Telecom Plc, (United Kingdom) (I)(S)                                                                  5,000         3,597,899
NTL, Inc.                                                                                                 28,043           136,289

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate %             (000)            Value
Short-term investments 4.74%                                                                                           $68,687,000
(Cost $68,687,000)

Joint Repurchase Agreement 4.74%                                                                                        68,687,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 08-31-04, due 09-01-04 (Secured by
U.S. Treasury Bond 9.000%, due 11-15-18 and U.S. Treasury
Inflation Indexed Bond 3.875%, due 04-15-29)                                             1.560        68,687,000        68,687,000

                                                                                                                            Shares
Total investments 98.48%                                                                                            $1,426,764,730

Other assets and liabilities, net 1.52%                                                                                $21,934,271

Total net assets 100.00%                                                                                            $1,448,699,001


John Hancock
Strategic Income Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available unless otherwise indicated.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G)  Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)  Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows: See table on attached spreadsheet.

(L)  All or a portion of this security is on loan on August 31, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $37,859,932 or 2.61% of net assets as of August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated, unless indicated otherwise.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $1,326,359,100. Gross unrealized appreciation and depreciation of investments aggregated $134,453,380 and $34,047,750, respectively, resulting in net unrealized appreciation of $100,405,630.


John Hancock
Strategic Income Fund
Direct Placement Securities
August 31, 2004 (unaudited)

                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of Fund's          Value as of
Issuer                                    date           cost     net assets      August 31, 2004

TLC Beatrice International
Holdings, Inc.                      11-25-1987         54,400          0.00%               15,400


For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Strategic Income Fund.


910Q1  8/04
       10/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004